SECURITISATIONS AND COVERED BONDS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Securitisations Programmes And Transactions [Abstract]
Information about Securitisation programmes and transactions	The Group’s principal securitisation and covered bonds programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 27.

	2018		2017
	Loans and advances securitised £m	Notes in issue £m	Loans and advances securitised £m	Notes in issue £m
Securitisation programmes
UK residential mortgages	25,018	22,485	21,158	14,105
Commercial loans	5,746	6,577	6,616	7,001
Credit card receivables	8,060	5,263	7,701	4,090
Motor vehicle finance	2,850	2,855	–	–
	41,674	37,180	35,475	25,196
Less held by the Group		(31,647)		(21,466)
Total securitisation programmes		5,533		3,730

Covered bond programmes
Residential mortgage-backed	34,963	27,694	30,361	25,632
Social housing loan-backed	1,839	1,200	1,628	1,200
	36,802	28,894	31,989	26,832
Less held by the Group		(700)		(700)
Total covered bond programmes (note 27)		28,194		26,132

Total securitisation and covered bond programmes		33,727		29,862
1	Includes £53 million (2017: £nil) of securitisation notes held at fair value through profit or loss.